Fresh Start Accounting - Estimated Fair Value of Debt at Emergence (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 02, 2018	Dec. 31, 2018	Dec. 31, 2018	Jul. 01, 2018
Fresh-Start Adjustment [Line Items]
Carrying value after reorganization adjustments	$ 7,600,000,000
Write-off of unamortized debt issuance costs		$ 0	$ 66,000,000
Fair value adjustment to record discount on the senior secured credit facilities and Ship Finance Loans		$ (24,000,000)
Debt, fair value	(7,301,000,000)
Secured Debt | New Secured Notes
Fresh-Start Adjustment [Line Items]
Carrying value after reorganization adjustments	866
Write-off of unamortized debt issuance costs	9
Write-off of discounts for pre-issuance accrued interest settled upon issuance of NSNs (4% cash interest of $5 million and 8% paid-in kind interest of $10 million)	15
Debt, fair value	$ 890
Stated interest rate, cash portion (as a percent)	4.00%			4.00%
$5 million applicable to 4% cash interest				$ 5,000,000
Stated interest rate, paid-in-kind portion (as a percent)	8.00%			8.00%
$10 million applicable to 8% paid-in-kind interest				$ 10,000,000
Secured Debt | Ship Finance Loans
Fresh-Start Adjustment [Line Items]
Carrying value after reorganization adjustments	$ 736
Write-off of unamortized debt issuance costs	1
Fair value adjustment to record discount on the senior secured credit facilities and Ship Finance Loans	(33)
Debt, fair value	704
Floating rate debt obligations | Senior Credit Facilities
Fresh-Start Adjustment [Line Items]
Carrying value after reorganization adjustments	5,636
Write-off of unamortized debt issuance costs	26
Fair value adjustment to record discount on the senior secured credit facilities and Ship Finance Loans	(155)
Debt, fair value	5,507
Total
Fresh-Start Adjustment [Line Items]
Carrying value after reorganization adjustments	7,238
Write-off of unamortized debt issuance costs	36
Write-off of discounts for pre-issuance accrued interest settled upon issuance of NSNs (4% cash interest of $5 million and 8% paid-in kind interest of $10 million)	15
Fair value adjustment to record discount on the senior secured credit facilities and Ship Finance Loans	(188)
Debt, fair value	$ 7,101